[LETTERHEAD OF THACHER PROFFITT & WOOD LLP]

April 24, 2006

Securities and Exchange Commission
Filing Desk - Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Attention: Filing Desk

PHH Mortgage Capital LLC
Amendment No. 2 to Registration Statement on Form S-3/A relating to
Mortgage Pass-Through Certificates and Mortgage-Backed Notes

Ladies and Gentlemen:

On behalf of PHH Mortgage Capital LLC (the “Registrant”), we have caused to be filed with you electronically under EDGAR, the captioned Amendment No. 2 to Registration Statement on Form S-3/A.

The objective of the above-captioned Amendment No. 2 to Registration Statement is to respond to the SEC Comment Letter to PHH Mortgage Capital LLC dated April 19, 2006. These comments and our corresponding responses may be found below. Please do not hesitate to contact us with any questions you may have.

Registration Statement on Form S-3/A

General

Comment

1.
We note your response to our prior comment 1. Please confirm that the depositor or any issuing entity previously established directly or indirectly, by the depositor or any affiliate of the depositor, continue to be current and timely with Exchange Act reporting.

Response

The Registrant has advised us that the depositor, and every issuing entity previously established directly or indirectly by the depositor or any affiliate of the depositor with respect to asset-backed securities involving the same asset class, has been current and timely with Exchange Act reporting with respect to all reports required to be filed under the Exchange Act during the period January 1, 2005 through January 23, 2006. Our understanding is that compliance with this condition satisfies the Form S-3 eligibility requirement for ABS issuers relative to Exchange Act reporting.

Comment

2.
We note your response to our prior comment 2 and that you will file all agreements that are required to be filed with the Securities and Exchange Commission as promptly as possible. Please confirm that you will file as promptly as possible and be in compliance with Exchange Act reporting requirements.

Response

The Registrant has confirmed that it will file all agreements that are required to be filed with the Securities and Exchange Commission as promptly as possible after a transaction closes. The Registrant has also confirmed that it intends to comply with all applicable 1934 Act reporting requirements.

Prospectus Supplement - Notes

Comment

3.	Please include bracketed disclosure on the cover page, indicating that you will name the sponsor on the cover page.

Response

We have revised the cover page of the Prospectus Supplement for Notes accordingly.

Base Prospectus

Purchase Obligations, page 69

Comment

4.
We note your responses to our prior comments 19 and 20, but there is still disclosure in the registration statement regarding the purchase obligations. We reissue our prior comments 19 and 20. In the alternative, please delete, as you indicated was your intention.

Response

We have deleted the disclosure relating to purchase obligations from our registration statement, as was originally intended.

If you require any additional information, please call the undersigned at (212) 912-7450 or Rob Olin at (212) 912-8387.

Very truly yours,

/s/ Stephen S. Kudenholdt

Stephen S. Kudenholdt

Copy with enclosures to:

Hanna Teshome
Division of Corporation Finance